Capital Surplus and Retained Earnings - Details of Retained Earnings (Detail) - TWD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reserves within equity [abstract]
Legal reserve	$ 302,653	$ 28,680	$ 223,047
Cash dividend	$ 256,806	257,026	$ 1,792,553
Cash distribution from capital surplus		$ 599,728
Cash dividend, distribution per share	$ 0.30	$ 0.30	$ 2.09
Cash distribution from capital surplus		$ 0.70